Class K [Member] Expense Example - Class K - BlackRock Inflation Protected Bond Portfolio - Class K Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,127